DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES, NET	12 Months Ended
Dec. 31, 2023
Deposits Prepayments And Other Receivables Net
DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES, NET

NOTE 4 – DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES, NET

Deposits, prepayments and other receivables, net consist of the following:

	As of December 31,
	2023	2022

Consideration receivable	$1,625,779	$3,261,038
Deposits	18,067	17,984
Prepayments	3,941,488	1,212,011
Other receivables	773,010	123,558
Less: allowance for expected credit loss	-	(69,000)
	$6,358,344	$4,545,591

On July 31, 2022, the Company signed an agreement to sell the Disposal Subsidiaries to an independent third party Forever Perfection Holding Limited (“FPH”) for a consideration of $5,349,399. According to the agreement, FPH shall pay 15%, 25%, 30% and 30% of the consideration before the end of July 2022, July 2023, July 2024 and July 2025, respectively. On August 1, 2022, the Company and FPH were mutually agreed to accelerate the payment schedule by signing a supplementary agreement. FPH shall pay 40%, 30%, and 30% of the consideration before the end of November 2022, May 2023, and November 2023, respectively.

During the year ended December 31, 2023, the Company received settlement of $1,625,779 from FPH, representing 30% of the consideration. As of December 31, 2023 and 2022, the consideration receivable was $1,625,779 and $3,261,038, respectively.

The Company performed credit assessments as to the collectability of the balance by conducting background search and obtaining proof of financial resources from FPH and its director. After such assessments, in the opinion of the management, there was no significant credit risk regarding the aforementioned balance since its initial recognition.

During the year ended December 31, 2023, the Company prepaid an aggregate consideration of $6,100,000 to obtain corporate advisory and training services from certain independent third party consultants. The service periods are ranged from March 2023 to December 2024. The prepayments are amortized over the service periods and the consulting service fee was expensed to the general and administrative expenses in the consolidated statements of operations and comprehensive loss.

The movement of allowances for expected credit loss is as follow:

	As of December 31,
	2023	2022

Balance at beginning of	$(69,000)	$(2,000)
Provision	-	(67,000)
Written-off	69,000
Balance at end of	$-	$(69,000)

For the years ended December 31, 2023, 2022 and 2021, the Company has assessed the probable loss and made an allowance for expected credit losses of $0, $67,000 and $1,000 on deposits, prepayments and other receivables, respectively.